Subsequent events (Details Narrative) - Events after reporting period [Member] - CAD ($) $ / shares in Units, $ in Millions	1 Months Ended
	Mar. 21, 2024	Mar. 27, 2024
Statement [Line Items]
Private placement number of units		26,000,000
Private placement per unit price		$ 0.30
Total gross proceeds of private placement units		$ 7.8
Exercise price		$ 0.40
Purchase Agreement, description	Purchase Agreement with Sandstorm for the right to increase its advance payment by $3.25 million per calendar quarter or up to $6.5 million in aggregate during the first half of 2024